Income taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating loss and Tax credit carryforwards
Valuation allowance for deferred tax assets	$ (741)	$ (745)	$ (586)
U.S foreign tax credit carryforwards	61
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Valuation allowance for deferred tax assets	(162)
U.S. state taxing jurisdictions | 2015-2034
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	568
U.S. state taxing jurisdictions | Over the next five to fifteen years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	158
State tax credit carryforward expiration date, minimum	5 years
State tax credit carryforwards expiration date, maximum	15 years
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	2,211
Valuation allowance for deferred tax assets	(579)
Non-U.S. taxing jurisdictions | 2015
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	7
Non-U.S. taxing jurisdictions | 2016
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	5
Non-U.S. taxing jurisdictions | 2017
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	14
Non-U.S. taxing jurisdictions | 2018
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	96
Non-U.S. taxing jurisdictions | 2019-2035
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	700
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 1,389